Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
EQUITY

14. EQUITY

Preferred Shares

The Company is authorized to issue 2,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. At December 31, 2020 and June 30, 2021, there were no preferred shares issued or outstanding.

Ordinary Shares

The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the ordinary shares are entitled to one vote for each share.

The Company engaged EarlyBirdCapital as an advisor (the “Original Marketing Agreement”) in connection with a Business Combination to assist the Company in locating target businesses, holding meetings with its shareholders to discuss a potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with a Business Combination. The Company agreed to pay EarlyBirdCapital a cash fee equal to $8,750 for such services upon the consummation of a Business Combination (exclusive of any applicable finders’ fees which might become payable). The Company also agreed to pay EarlyBirdCapital a cash fee equal to 1.0% of the transaction value if EarlyBirdCapital located the target business with which the Company consummated a Business Combination.

In connection with the Business Combination, on February 14, 2020, the Company entered into a Business Combination Marketing Agreement Fee Amendment (the “Fee Amendment”) with EarlyBirdCapital whereby EarlyBirdCapital agreed to amend the Original Marketing Agreement. Under the Fee Amendment, EarlyBirdCapital agreed to reduce its fee of $8,750 due under the Original Agreement and forgo reimbursement of expenses in exchange for a convertible promissory note in the amount of $4,000 without interest (“EBC Note”). The EBC Note is for a period of one year and is convertible, at EarlyBirdCapital’s option, into the Company’s ordinary shares at the conversion price equal to the volume-weighted average price of the Company’s ordinary shares on Nasdaq or such other securities exchange or securities market on which the Company’s ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00 (the “Floor Price”). On March 26, 2020, the EBC Note was converted into the 800,000 of Company’s ordinary shares.

The Company entered into a contract for marketing promotion services with Shenzhen Quandu Advertising Co. Ltd. (hereinafter referred to as “Quandu Advertising”) to expand the advertising market in South China to strive for more market share. Quandu Advertising is a company dedicated in expansion of advertising business. It has long been committed to the southern regions of China, including Shenzhen, Guangdong, Fujian, Hunan and Hubei provinces, and has very extensive resources and established long-term cooperative relations with consumer, telecommunication and medical enterprises. The service term is valid for 12 months, from March 2020 to March 2021. According to the contract, the Company compensated Quandu Advertising for its services hereunder by issuing 125,000 shares valued at US$2.45 per share on March 13, 2020.

Since listing on NASDAQ, the Company is striving to expand new areas of business growth and seek cooperation and merger and acquisition of assets. For this purpose, the Company and Shenzhen Yijincheng Business Consulting Co., Ltd. (hereinafter referred to as “Yijincheng”) entered into an agreement to assist in acquiring media and content assets and seeking partners. Yijincheng is a company focusing on conducting business consulting and providing merger and acquisition services for listed companies. The service term is valid for 9 months, from March 2020 to December 2020. According to the contract, the Company compensated Yijincheng for its services hereunder by issuing 200,000 shares of the company’s ordinary shares valued at US$2.45 per share on March 13, 2020.

Following the completion of the 2019 fiscal year, and in accordance with the terms of the Share Exchange Agreement, the Company determined that the 2019 earn out target were met and the Sellers are entitled to the 2019 Earn out Shares. On April 22, 2020, the Company issued an additional 5,000,000 of the Company’s ordinary shares as the 2019 Earn out Shares to the Sellers pursuant to the terms of the Shares Exchange Agreement.

On May 13,2020, the Company entered into a Consulting and Media Amplification Agreement with Consortium Management, LLC (hereinafter referred to as “Consortium”), pursuant to which the Company agreed to pay up to$300 in cash and issue 112,500 ordinary shares of the Company for the performance of certain services by Consortium for the Company. Consortium has received $180 in cash and the full 112,500 Shares for services rendered pursuant to the Consulting Agreement. The Company issued to Consortium another 20,000 ordinary shares on October 16, 2020 for settlement payment.

On September 15,2020, the Company entered into a Consultation Agreement with Fortune Path Limited, a British Virgin Islands registered company and issued 100,000 ordinary shares to Xingxian Li, the person designated by Fortune Path Limited, pursuant to the terms and conditions of the Consultation Agreement. The 100,000 ordinary shares of the Company to be issued to the designated Holder of Fortune Path Limited under the Consultation Agreement, valued at $3.12, the closing price of the Company’s ordinary shares on September 15, 2020.

In October 2020, the Company entered into a subscription agreement with Hong Kong Duoku Limited (“Duoku”), pursuant to which the Company will issue 193,986 of ordinary shares at $10.31 per share to Duoku. On November 17, 2020, the Company has completed such issuance of 193,986 ordinary shares at a purchase price of $10.31 per share.

In February 2021, 280,000 ordinary shares issuable upon the conversion of convertible debentures were issued to TKK, at a weighted-average exercise price of $5.00 per share.

On February 22, 2021, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Univest Securities, LLC (“Univest”), as the representative of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell (i) 3,810,976 ordinary shares of the Company (“Offered Shares”), par value of $0.0001 per share (the “Ordinary Shares”) and (ii) warrants (the “Warrants”) to purchase an aggregate of 3,810,976 Ordinary Shares (the “Warrant Shares”) in an underwritten public offering (the “Offering”). In addition, the Company has granted the Underwriters a 45-day option (the “Over-Allotment Option”) to purchase up to an additional 571,646 Ordinary Shares (the “Option Shares”) and Warrants to purchase up to 571,646 Ordinary Shares at the public offering price, less underwriting discounts and commissions. The Offered Shares and Warrants are delivered on February 24, 2021, at a public offering price of $3.28 per share and associated warrant to purchase one ordinary share, as set forth in the Underwriting Agreement, subject to the satisfaction of certain closing conditions.

On March 25, 2021, the underwriters fully exercised and closed on their over-allotment option to purchase an additional 571,646 ordinary shares of the Company, together with warrants to purchase up to 571,646 ordinary shares of the Company in connection with the Company’s underwritten public offering on February 24, 2021. The additional ordinary shares and warrants were sold at the public offering price of $3.28 per ordinary share and associated warrant.

Following the completion of the 2020 fiscal year, and in accordance with the terms of the Share Exchange Agreement, the Company determined that the 2020 earn out target were met and the Sellers are entitled to the 2020 Earn out Shares. In April, 2021, the Company issued an additional 5,000,000 of the Company’s ordinary shares as the 2020 Earn out Shares to the Sellers pursuant to the terms of the Shares Exchange Agreement.

 At December 31, 2020 and June 30, 2021, there were 57,886,352 and 67,550,974 ordinary shares issued and outstanding, respectively.

Public Warrants

Pursuant to the Initial Public Offering, TKK sold 25,000,000 Units at a purchase price of $10.00 per Unit, inclusive of 3,000,000 Units sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $11.50 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.

Public Warrants may only be exercised for a whole number of shares. No fractional ordinary shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon the exercise of the Public Warrants is not effective within 90 days from the consummation of a Business Combination, the holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their Public Warrants on a cashless basis. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	at any time while the Public Warrants are exercisable;

●	upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder;

●	if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price or issuance of potential extension warrants in connection with an extension of the period of time for the Company to complete a Business Combination. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

As of December 31, 2020 and June 30, 2021, the Company had 25,000,000 and 29,382,622 of public warrants outstanding respectively.

Rights

Each holder of a Public Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination, the Company issued 2,504,330 shares in connection with an exchange of Public Rights.

Statutory reserve

Horgos, Beijing Glory Star, Beijing Leshare, Shenzhen Leshare, Horgos Glary Wisdom, Beijing Glary Wisdom, Glary Prosperity, Horgos Technology and Xing Cui Can operate in the PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Non-controlling interest

As of December 31, 2020, the Company’s non-controlling interest represented 49% equity interest of Horgos Glary Wisdom and 49% equity interest of Glary Prosperity respectively. As of June 30, 2021, the Company’s non-controlling interest represented 49% equity interest of Horgos Glary Prosperity.